Equity Incentive Plan - Stock Options and Other Equity Awards (Details) - $ / shares shares in Millions		9 Months Ended		12 Months Ended
	Jul. 19, 2024	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Share-based Compensation
Stock options grant date fair value		$ 0.26	$ 0.12
Options outstanding, vested				28.6	19.7
Options outstanding, nonvested				9.7	6.1
Shares issued during the period new issues shares	25.4	3.2
Management, Employees And Consultants
Share-based Compensation
Stock option granted, Shares				13.0
Management, Employees And Consultants | Maximum
Share-based Compensation
Stock option granted, exercise price				$ 0.41
Stock options grant date fair value				0.37
Management, Employees And Consultants | Minimum
Share-based Compensation
Stock option granted, exercise price				0.13
Stock options grant date fair value				$ 0.11